INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2017	2016	2015

Income taxes at domestic statutory tax rate	$280,185	$178,655	$190,067
(Reduction) increase resulting from:
Effect of non-deductible charges and non-taxable income	(50,269)	(19)	3,060
Change in benefit arising from the recognition of current and prior year tax losses	(2,671)	(491)	2,179
Change in deferred tax balances due to a change in substantively enacted tax rates	—	(6,376)	—
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(96,732)	(55,020)	(58,173)
Other[1]	718	161	(16,468)

Income taxes	$131,231	$116,910	$120,665

[1]	Includes in 2015 a decrease of $16.1 million in income tax liability resulting from developments in tax audit matters, jurisprudence and tax legislation.

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated balance sheets		Consolidated income statements
	2017	2016	2017	2016	2015

Accounts payable, accrued charges and provisions	$10,470	$11,655	$(1,185)	$1,365	$5,342
Defined benefit plans	19,497	17,398	220	1,548	1,085
Fixed assets	(483,882)	(399,022)	(84,860)	(10,049)	(2,758)
Goodwill and intangible assets	(179,876)	(126,900)	(52,976)	(23,440)	(47,477)
Long-term debt and derivative financial instruments	(8,772)	(25,489)	4,740	(424)	(13,908)
Benefits from a general partnership	—	(574)	574	67,044	(11,108)
Other	(3,595)	(2,603)	(992)	1,022	2,571

	$(646,158)	$(525,535)	$(134,479)	$37,066	$(66,253)

Summary of changes in net deferred income tax liability

	2017	2016

Balance at beginning of year	$(525,535)	$(561,318)
Recognized in income	(134,479)	37,066
Recognized in other comprehensive income	13,856	6,213
Business acquisition (note 10)	—	(7,496)

Balance at end of year	$(646,158)	$(525,535)